Supplemental Guarantor and Non-Guarantor Information for Host L.P. (HOST HOTELS & RESORTS L.P.)	12 Months Ended
Dec. 31, 2010
HOST HOTELS & RESORTS L.P.
Supplemental Guarantor and Non-Guarantor Information for Host L.P.

19. Supplemental Guarantor and Non-Guarantor Information for Host L.P.

A portion of our subsidiaries guarantee our senior notes. Among the subsidiaries not providing guarantees are those owning 25 of our full-service hotels, our taxable REIT subsidiaries and all of their respective subsidiaries, and HMH HPT RIBM LLC and HMH HPT CBM LLC, the lessees of the Residence Inn and Courtyard properties, respectively. The separate financial statements of each guaranteeing subsidiary (each, a “Guarantor Subsidiary”) are not presented because we have concluded that such financial statements are not material to investors. The guarantee of each Guarantor Subsidiary is full and unconditional and joint and several and each Guarantor Subsidiary is wholly owned by us.

The following condensed consolidating financial information sets forth the financial position as of December 31, 2010 and 2010 and results of operations and cash flows for each of the years in the three year period ending December 31, 2010 of the parent, Guarantor Subsidiaries and the Non-Guarantor Subsidiaries:

Supplemental Condensed Consolidating Balance Sheets

(in millions)

December 31, 2010

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Property and equipment, net	$675	$5,253	$4,586	$—	$10,514
Due from managers	(22)	1	66	—	45
Investments in affiliates	6,661	1,547	22	(8,082)	148
Rent receivable	—	34	—	(34)	—
Deferred financing costs, net	38	—	6	—	44
Furniture, fixtures and equipment replacement fund	67	30	55	—	152
Other	306	122	351	(426)	353
Restricted cash	29	1	11	—	41
Cash and cash equivalents	749	29	335	—	1,113

Total assets	$8,503	$7,017	$5,432	$(8,542)	$12,410

Debt	$1,883	$2,668	$1,178	$(252)	$5,477
Rent payable	—	—	34	(34)	—
Other liabilities	127	168	290	(174)	411

Total liabilities	2,010	2,836	1,502	(460)	5,888
Limited partnership interests of third parties	191	—	—	—	191
Capital	6,302	4,181	3,901	(8,082)	6,302

Total liabilities and capital	8,503	7,017	5,403	(8,542)	12,381
Non-controlling interests—consolidated partnerships	—	—	29	—	29

Total liabilities, limited partnership interest of third parties and capital	$8,503	$7,017	$5,432	$(8,542)	$12,410

December 31, 2009

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Property and equipment, net	$722	$5,210	$4,299	$—	$10,231
Assets held for sale	—	8	—	—	8
Due from managers	(23)	1	53	(2)	29
Investments in affiliates	5,887	1,199	28	(6,961)	153
Rent receivable	—	37	—	(37)	—
Deferred financing costs, net	42	—	7	—	49
Furniture, fixtures and equipment replacement fund	40	32	52	—	124
Other	231	64	344	(375)	264
Restricted cash	—	—	53	—	53
Cash and cash equivalents	1,340	34	268	—	1,642

Total assets	$8,239	$6,585	$5,104	$(7,375)	$12,553

Debt	$1,774	$3,004	$1,327	$(268)	$5,837
Rent payable	—	—	37	(37)	—
Other liabilities	139	172	166	(109)	368

Total liabilities	1,913	3,176	1,530	(414)	6,205
Limited partnership interests of third parties	139	—	—	—	139
Capital	6,187	3,409	3,552	(6,961)	6,187

Total liabilities and capital	8,239	6,585	5,082	(7,375)	12,531
Non-controlling interests—consolidated partnerships	—	—	22	—	22

Total liabilities, limited partnership interest of third parties and capital	$8,239	$6,585	$5,104	$(7,375)	$12,553

Supplemental Condensed Consolidating Statements of Operations

(in millions)

Year ended December 31, 2010

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES	$126	$607	$4,423	$(728)	$4,428
Hotel operating expenses	—	—	(3,021)	—	(3,021)
Other property-level expenses	(23)	(138)	(327)	—	(488)
Depreciation and amortization	(56)	(295)	(240)	—	(591)
Corporate and other expenses	(7)	(54)	(47)	—	(108)
Gain on insurance settlement	—	—	3	—	3
Rental expense	—	—	(728)	728	—
Interest income	8	5	11	(16)	8
Interest expense	(108)	(213)	(79)	16	(384)
Net gains (losses) on property transactions and other	(11)	—	12	—	1
Gain (loss) on foreign currency transactions and derivatives	(4)	—	(2)	—	(6)
Equity in earnings (losses) of affiliates	(49)	59	3	(14)	(1)

Income (loss) before income taxes	(124)	(29)	8	(14)	(159)
Benefit (provision) for income taxes	(2)	—	33	—	31

INCOME (LOSS) FROM CONTINUING OPERATIONS	(126)	(29)	41	(14)	(128)
Income (loss) from discontinued operations, net of tax	(4)	(2)	(1)	3	(4)

NET INCOME (LOSS)	(130)	(31)	40	(11)	(132)
Less: Net (income) loss attributable to non-controlling interests	—	—	—	—	—

Net income (loss) attributable to Host Hotels & Resorts, L.P.	$(130)	$(31)	$40	$(11)	$(132)

Year ended December 31, 2009

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES	$124	$593	$4,129	$(711)	$4,135
Hotel operating expenses	—	—	(2,871)	—	(2,871)
Other property-level expenses	(21)	(145)	(220)	—	(386)
Depreciation and amortization	(58)	(312)	(243)	—	(613)
Corporate and other expenses	(8)	(59)	(49)	—	(116)
Rental expense	—	—	(711)	711	—
Interest income	11	3	12	(19)	7
Interest expense	(93)	(227)	(78)	19	(379)
Net gains on property transactions and other	1	—	13	—	14
Gain on foreign currency transactions and derivatives	4	—	1	—	5
Equity in earnings (losses) of affiliates	(153)	49	(2)	74	(32)

Income (loss) before income taxes	(193)	(98)	(19)	74	(236)
Benefit (provision) for income taxes	(2)	—	41	—	39

INCOME (LOSS) FROM CONTINUING OPERATIONS	(195)	(98)	22	74	(197)
Income (loss) from discontinued operations, net of tax	(61)	(15)	(5)	20	(61)

NET INCOME (LOSS)	(256)	(113)	17	94	(258)
Less: Net (income) loss attributable to non- controlling interests	—	—	1	—	1

Net income (loss) attributable to Host Hotels & Resorts, L.P.	$(256)	$(113)	$18	$94	$(257)

Year Ended December 31, 2008

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES	$134	$782	$5,104	$(912)	$5,108
Hotel operating expenses	—	—	(3,379)	—	(3,379)
Other property-level expenses	(23)	(156)	(205)	—	(384)
Depreciation and amortization	(56)	(269)	(228)	—	(553)
Corporate and other expenses	(6)	(29)	(23)	—	(58)
Gain on insurance settlement	—	—	7	—	7
Rental expense	—	—	(912)	912	—
Interest income	26	6	18	(30)	20
Interest expense	(97)	(226)	(82)	30	(375)
Net gains (losses) on property transactions	(2)	—	4	—	2
Gain (loss) on foreign currency transactions and derivatives	(18)	—	19	—	1
Equity in earnings (losses) of affiliates	411	126	2	(549)	(10)

Income (loss) before income taxes	369	234	325	(549)	379
Benefit (provision) for income taxes	16	—	(13)	—	3

INCOME (LOSS) FROM CONTINUING OPERATIONS	385	234	312	(549)	382
Income (loss) from discontinued operations, net of tax	32	14	1	(15)	32

NET INCOME (LOSS)	417	248	313	(564)	414
Less: Net income attributable to non- controlling interests	—	—	(3)	—	(3)

Net income (loss) attributable to Host Hotels & Resorts, L.P.	$417	$248	$310	$(564)	$411

Supplemental Condensed Consolidating Statements of Cash Flows

(in millions)

Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidated
OPERATING ACTIVITIES
Cash provided by operations	$22	$239	$259	$520

INVESTING ACTIVITIES
Proceeds from sales of assets, net	3	9	—	12
Acquisitions	—	(164)	(178)	(342)
Deposits for acquisitions	(38)	—	—	(38)
Deferred sale proceeds received from HPT	—	—	17	17
Investment in affiliates	(1)	—	—	(1)
Purchase of mortgage note on a portfolio of hotels	—	(53)	—	(53)
Capital expenditures	(20)	(154)	(135)	(309)
Change in furniture, fixtures and equipment (FF&E) replacement fund	(17)	3	(3)	(17)
Change in FF&E replacement funds designated as restricted cash	—	—	22	22
Property insurance proceeds	—	—	3	3

Cash used in investing activities	(73)	(359)	(274)	(706)

FINANCING ACTIVITIES
Financing costs	(9)	—	(1)	(10)
Issuance of debt	500	—	—	500
Draw on credit facility	56	—	—	56
Repurchase/redemption of senior notes, including exchangeable debentures	(821)	—	—	(821)
Mortgage debt prepayments and scheduled maturities	—	—	(364)	(364)
Scheduled principal repayments	—	(2)	(11)	(13)
Common OP unit issuance	406	—	—	406
Redemption of preferred OP units	(101)	—	—	(101)
Distributions on common OP units	(20)	—	—	(20)
Distributions on preferred OP units	(6)	—	—	(6)
Distributions to non-controlling interests	—	—	(4)	(4)
Contributions from non-controlling interests	—	—	11	11
Change in restricted cash for financing activities	5	(1)	19	23
Transfers to/from Parent	(551)	119	432	—

Cash provided by (used in) financing activities	(541)	116	82	(343)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$(592)	$(4)	$67	$(529)

Year Ended December 31, 2009

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidated
OPERATING ACTIVITIES
Cash provided by operations	$64	$197	$291	$552

INVESTING ACTIVITIES
Proceeds from sales of assets, net	30	143	26	199
Proceeds from sale of interest in CMB Joint Venture LLC	13	—	—	13
Investment in and return of capital from affiliates, net	32	—	—	32
Capital expenditures	(24)	(173)	(143)	(340)
Change in furniture, fixtures and equipment (FF&E) replacement fund	(4)	20	(22)	(6)
Changes in FF&E replacement funds designated as restricted cash	—	(4)	(10)	(14)

Cash provided by (used in) investing activities	47	(14)	(149)	(116)

FINANCING ACTIVITIES
Financing costs	(15)	—	(5)	(20)
Issuance of debt	786	—	120	906
Repayment on credit facility	(410)	—	—	(410)
Repurchase/redemption of senior notes, including exchangeable debentures	(139)	—	—	(139)
Mortgage debt prepayments and scheduled maturities	—	(342)	—	(342)
Scheduled principal repayments	—	(3)	(11)	(14)
Common OP unit issuance	767	—	—	767
Distributions on common OP units	(43)	—	—	(43)
Distributions on preferred OP units	(9)	—	—	(9)
Distributions to non-controlling interests	—	—	(2)	(2)
Change in restricted cash for financing activities	—	3	1	4
Transfers to/from Parent	37	149	(186)	—

Cash provided by (used in) financing activities	974	(193)	(83)	698

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$1,085	$(10)	$59	$1,134

Year Ended December 31, 2008

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidated
OPERATING ACTIVITIES
Cash provided by operations	$60	$401	$559	$1,020

INVESTING ACTIVITIES
Proceeds from sales of assets, net	14	24	—	38
Investment in affiliates	(77)	—	—	(77)
Capital expenditures	(54)	(356)	(262)	(672)
Change in furniture, fixtures and equipment (FF&E) replacement fund	(4)	5	2	3
Changes in FF&E replacement funds designated as restricted cash	—	6	—	6
Other	—	—	(14)	(14)

Cash used in investing activities	(121)	(321)	(274)	(716)

FINANCING ACTIVITIES
Financing costs	(3)	—	(5)	(8)
Issuances of debt	—	—	300	300
Draws on credit facility	410	—	—	410
Repurchase/redemption of senior notes, including exchangeable debentures	(82)	—	—	(82)
Mortgage debt prepayments and scheduled maturities	—	(34)	(211)	(245)
Scheduled principal repayments	—	(6)	(10)	(16)
Common OP unit repurchase	(100)	—	—	(100)
Distributions on common OP units	(542)	—	—	(542)
Distributions on preferred OP units	(9)	—	—	(9)
Distributions to non-controlling interests	—	—	(8)	(8)
Change in restricted cash for financing activities	—	1	15	16
Transfers to/from Parent	346	(60)	(286)	—

Cash provided by (used in) financing activities	20	(99)	(205)	(284)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$(41)	$(19)	$80	$20